Sep. 30, 2024
American Funds U.S. Government Money Market Fund
Investment objective

The investment objective of the fund is to provide you with a way to earn income on your cash reserves while preserving capital and maintaining liquidity. The fund is a government money market fund that seeks to preserve the value of your investment at $1.00 per share.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. For example, in addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2, F-3, 529-F-2, 529-F-3 or ABLE-F-2 shares of the fund. Upon selling shares of the fund or exchanging those shares for shares of other American Funds, you may qualify for certain sales charge discounts. More information about these and other discounts is available from your financial professional and in the sales charge waiver appendix to this prospectus.

Shareholder fees (fees paid directly from your investment)

Shareholder fees (fees paid directly from your investment)
Share class:	A	529-A and ABLE-A	C and 529-C	529-E	T and 529-T	All F, 529-F and ABLE-F-2 share classes	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none	none	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none	none	1.00%	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C
Management fees	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%
Distribution and/or service (12b-1) fees	0.13	0.25	0.00	0.24	none	none	0.13	0.25
Other expenses	0.11	0.11	0.10	0.15	0.11	0.04	0.16	0.16
Total annual fund operating expenses	0.51	0.63	0.37	0.66	0.38	0.31	0.56	0.68

Share class:	529-E	529-T	529-F-1	529-F-2	529-F-3	ABLE-A	ABLE-F-2	R-1
Management fees	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%
Distribution and/or service (12b-1) fees	0.25	0.00	0.25	none	none	0.12	none	0.00
Other expenses	0.15	0.16	0.21	0.15	0.10	0.15	0.15	0.11
Total annual fund operating expenses	0.67	0.43	0.73	0.42	0.37	0.54	0.42	0.38
Fee waiver	—	—	—	—	—	0.06*	0.06*	—
Total annual fund operating expenses after fee waiver	0.67	0.43	0.73	0.42	0.37	0.48	0.36	0.38

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%
Distribution and/or service (12b-1) fees	0.75	0.60	0.50	0.25	none	none	none
Other expenses	0.38	0.24	0.19	0.14	0.19	0.09	0.04
Total annual fund operating expenses	1.40	1.11	0.96	0.66	0.46	0.36	0.31

*  Commonwealth Savers Plan, as program administrator of ABLEAmerica, is currently waiving the fee owed to it as compensation for its oversight and administration of ABLEAmerica. This waiver will be in effect through at least December 1, 2025. Subject to the terms of its contractual arrangement with the investment adviser, Commonwealth Savers Plan may elect to extend, modify or terminate the waiver at that time.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example reflects the fee waiver described above through the expiration date of such fee waiver and total annual fund operating expenses thereafter. You may be required to pay brokerage commissions on your purchases and sales of Class F-2, F-3, 529-F-2, 529-F-3 or ABLE-F-2 shares of the fund, which are not reflected in the example.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T
1 year	$52	$164	$287	$67	$39	$32	$57	$169	$68	$293
3 years	164	202	366	211	122	100	179	218	214	385
5 years	285	351	452	368	213	174	313	379	373	485
10 years	640	751	706	822	480	393	701	765	835	779

Share class:	529-F-1	529-F-2	529-F-3	ABLE-A	ABLE-F-2	R-1	R-2	R-2E	R-3	R-4
1 year	$75	$43	$38	$49	$37	$39	$143	$113	$98	$67
3 years	233	135	119	167	129	122	443	353	306	211
5 years	406	235	208	296	229	213	766	612	531	368
10 years	906	530	468	671	524	480	1,680	1,352	1,178	822

Share class:	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$47	$37	$32		1 year	$64	$69
3 years	148	116	100		3 years	202	218
5 years	258	202	174		5 years	351	379
10 years	579	456	393		10 years	751	765

For the share classes listed to the right, you would pay the following if you did not redeem your shares:
Principal investment strategies

The fund will invest at least 99.5% of its total assets in cash, U.S. Treasury securities and other government securities guaranteed or issued by an agency or instrumentality of the U.S. government, and repurchase agreements that are fully collateralized by cash or government securities. Additionally, at least 80% of the fund’s assets will normally be invested in securities that are issued or guaranteed by the U.S. government, its agencies and instrumentalities, and repurchase agreements that are fully collateralized by government securities.

Repurchase agreements are agreements under which the fund purchases a security from a bank or broker-dealer and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Because the security purchased by the fund constitutes collateral for the seller’s repurchase obligation, a repurchase agreement is effectively a loan by the fund that is collateralized by the security purchased. The fund will only enter into repurchase agreements involving securities of the type (excluding any maturity limitations) in which it could otherwise invest. In practice, the fund expects to enter only into repurchase agreements that are fully collateralized by cash or U.S. government securities.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to provide current income while preserving capital and maintaining liquidity.

Investment results

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. Past investment results are not predictive of future investment results. Prior to October 30, 2020, certain fees, such as 12b-1 fees, were not charged on Class 529-F-1 shares. If these expenses had been deducted, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com.

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results.

Calendar year total returns for Class F-2 shares

Highest/Lowest quarterly results during this period were: Highest 1.28% (quarter ended December 31, 2023) Lowest 0.00% The fund's total return for the nine months ended September 30, 2024, was 3.79%.
Average annual total returns For the periods ended December 31, 2023:

Average annual total returns For the periods ended December 31, 2023:
Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
A	5/1/2009	4.68%	1.61%	1.00%	0.68%
C	5/1/2009	3.55	1.58	0.99	0.68
F-1	5/1/2009	4.52	1.46	0.87	0.59
F-2	5/1/2009	4.81	1.64	1.00	0.68
F-3	1/27/2017	4.88	1.68	N/A	1.50
529-A	5/1/2009	4.62	1.57	0.96	0.65
529-C	5/1/2009	3.49	1.54	0.96	0.65
529-E	5/1/2009	4.50	1.55	0.95	0.65
529-F-1	5/1/2009	4.69	1.58	0.97	0.66
529-F-2	10/30/2020	4.79	N/A	N/A	1.91
529-F-3	10/30/2020	4.81	N/A	N/A	1.92
ABLE-A	7/13/2018	4.71	1.62	N/A	1.63
ABLE-F-2	10/30/2020	4.83	N/A	N/A	1.93
R-1	5/1/2009	4.81	1.62	1.00	0.68
R-2	5/1/2009	3.75	1.05	0.57	0.39
R-2E	8/29/2014	4.06	1.21	N/A	0.73
R-3	5/1/2009	4.21	1.29	0.74	0.50
R-4	5/1/2009	4.52	1.47	0.87	0.59
R-5E	11/20/2015	4.73	1.59	N/A	1.19
R-5	5/1/2009	4.83	1.64	1.01	0.69
R-6	5/1/2009	4.88	1.68	1.04	0.71

Indexes	1 year	5 years	10 years	Lifetime (from Class F-2 inception)
USTREAS T-Bill Auction Ave 3 Mon (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	5.42%	2.01%	1.34%	0.94%
For current 7-day yield information, please call American Funds Service Company at (800) 421-4225 or visit capitalgroup.com.